Note 10 - Reinsurance (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Reinsurance Ceded And Assumed [Table Text Block]
	Year Ended December 31,
	2016	2015

Premiums ceded	$10,803,281	$12,511,080
Premiums assumed	465,962	781,863
Commission and expense allowances	4,171,811	4,457,058
Benefit recoveries	8,736,272	8,414,608